GMO Emerging Markets Series Fund
GMO Emerging Markets Series Fund

GMO SERIES TRUST

Amended and Restated Supplement dated December 1, 2018 to the
GMO Series Trust Prospectus dated June 30, 2018

This supplement amends and restates the supplement dated September 25, 2018 to the GMO Series Trust Prospectus dated June 30, 2018 (the “Prospectus”).

Effective January 1, 2019, the section on page 48 of the Prospectus captioned “Investment objective” is replaced with the following:

Effective December 1, 2018, the sections on pages 48 and 49 of the Prospectus captioned “Shareholder fees,” “Example,” and “Principal investment strategies” are replaced with the following:

Effective January 1, 2019, the table on page 51 of the Prospectus captioned “Average Annual Total Returns” is replaced with the following:

Investment objective
Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.
Shareholder fees
Shareholder Fees - GMO Emerging Markets Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund [1]	Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund [1]	Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund [1]	Class PS Fees paid directly from your investment	Class PS Fees paid by the Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.40%	none	0.40%	none	0.40%	none	0.40%
Redemption fee (as a percentage of amount redeemed)	none	0.40%	none	0.40%	none	0.40%	none	0.40%
[1]	These amounts are paid to and retained by GMO Emerging Markets Fund ("EMF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waiver and expense reimbursement noted in the expense table and all amounts shown include the expenses of both EMF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Markets Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	204	492	802	1,682
Class R5	189	446	723	1,513
Class R6	179	415	670	1,400
Class PS	184	452	740	1,561

If you do not sell your shares
Expense Example, No Redemption - GMO Emerging Markets Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	163	448	754	1,625
Class R5	148	401	675	1,455
Class R6	138	370	622	1,341
Class PS	143	407	692	1,503

Principal investment strategies

The Fund invests substantially all of its assets in Class III shares of GMO Emerging Markets Fund (“EMF”), a series of GMO Trust not offered in this Prospectus. EMF invests in securities and other instruments. The Fund's investment objective and principal investment strategies are substantially similar to those of EMF. Except as otherwise indicated, references to the Fund may also refer to EMF, and references to actions undertaken or investments held by the Fund may also refer to those by EMF. GMO serves as investment adviser for both the Fund and EMF.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, and macroeconomic factors. In constructing the Fund's portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund's portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, warrants, swap contracts, and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Average Annual Total Returns Periods Ending December 31, 2017
Average Annual Total Returns - GMO Emerging Markets Series Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date [1]
Class R4		32.60%	2.73%	(0.21%)	7.70%	Aug. 29, 1997
Class R4 | After Taxes on Distributions		28.61%	1.87%	(0.90%)	6.46%	Aug. 29, 1997
Class R4 | After Taxes on Distributions and Sales		19.93%	2.12%	0.03%	6.64%	Aug. 29, 1997
Class R5		32.80%	2.89%	(0.05%)	7.86%	Aug. 29, 1997
Class R6		32.94%	3.00%	0.05%	7.97%	Aug. 29, 1997
Class PS		32.73%	2.84%	(0.11%)	7.81%	Aug. 29, 1997
MSCI Emerging Markets Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	[2]	37.28%	4.35%	1.68%	6.80%	Aug. 29, 1997
S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[3]	37.89%	5.65%	2.50%	8.00%	Aug. 29, 1997
[1]	Inception date for ECF (Class III shares).
[2]	Fund's benchmark effective January 1, 2019.
[3]	Effective January 1, 2019, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund's investment strategy.